UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2010

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$ 42,708

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      267     4566 SH       SOLE                     4566
3M COMPANY                     COM              88579y101     1765    20355 SH       SOLE                    20355
ABBOTT LABORATORIES            COM              002824100     1930    36952 SH       SOLE                    36952
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      911    10995 SH       SOLE                    10995
BERKSHIRE HATHAWAY CL A        COM              084670108     1245       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     3164    38270 SH       SOLE                    38270
CHEVRON CORPORATION            COM              166764100      266     3280 SH       SOLE                     3280
CISCO SYSTEMS, INC.            COM              17275R102     1230    56177 SH       SOLE                    56177
EMERSON ELECTRIC CO.           COM              291011104     1439    27319 SH       SOLE                    27319
EXXON MOBIL CORP.              COM              30231G102     2036    32953 SH       SOLE                    32953
GENERAL ELECTRIC CO.           COM              369604103     1792   110280 SH       SOLE                   110280
GOOGLE INC. CL A               COM              38259P508     2493     4742 SH       SOLE                     4742
GUGGENHEIM SOLAR ETF           COM              18383m621      894   103878 SH       SOLE                   103878
HEWLETT PACKARD CO.            COM              428236103     1215    28870 SH       SOLE                    28870
JOHNSON & JOHNSON              COM              478160104     2062    33282 SH       SOLE                    33282
MEDTRONIC INC.                 COM              585055106     1318    39260 SH       SOLE                    39260
MICROSOFT CORP.                COM              594918104      729    29747 SH       SOLE                    29747
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1376    30741 SH       SOLE                    30741
NESTLE SPON ADR REPSTG REG SH  COM              641069406      298     5562 SH       SOLE                     5562
NEW ENGLAND BANCSHARES INC.    COM              643863202      121    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2219    33400 SH       SOLE                    33400
PETROLEO BRAS VTG SPD ADR      COM              71654v408      426    11745 SH       SOLE                    11745
PLUM CREEK TIMBER CO. INC.     COM              729251108     2520    71375 SH       SOLE                    71375
PROCTOR GAMBLE CO.             COM              742718109     2487    41473 SH       SOLE                    41473
ROCKVILLE FINANCIAL INC.       COM              774186100      115    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      332     5510 SH       SOLE                     5510
SCHLUMBERGER LTD ADR.          COM              806857108      470     7635 SH       SOLE                     7635
SPDR GOLD TRUST ETF            COM              78463v107      852     6660 SH       SOLE                     6660
SPECTRA ENERGY CORP.           COM              847560109     1768    78390 SH       SOLE                    78390
UNITED TECHNOLOGIES CORP.      COM              913017109      240     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      413     9095 SH       SOLE                     9095
VANGUARD PACIFIC               COM              922042866     1855    34453 SH       SOLE                    34453
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1638    56910 SH       SOLE                    56910
ZIMMER HOLDINGS, INC.          COM              98956p102      822    15699 SH       SOLE                    15699